                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21276
                                  ---------------------------------------------

                        J.P. Morgan Fleming Series Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

             522 Fifth Avenue, New York,                       NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:    December 31, 2003
                        --------------------------
Date of reporting period:   February 28, 2003 through June 30, 2003
                         ----------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS

SEMI-ANNUAL REPORT JUNE 30, 2003

MULTI-MANAGER FUNDS

MULTI-MANAGER SMALL CAP GROWTH FUND

MULTI-MANAGER SMALL CAP VALUE FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                  1

Fund Commentaries:
  Multi-Manager Small Cap Growth Fund               3

  Multi-Manager Small Cap Value Fund                5

Portfolio of Investments                            7

Financial Statements                               30

Notes to Financial Statements                      33

Financial Highlights                               39

HIGHLIGHTS

- Quicker than expected war sparks relief rally

- Liquidity and positive Q1 earnings support investor sentiment

- Economic data remains mixed

- Small-cap stocks attractive compared to large-cap stocks

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

     JPMORGAN MULTI-MANAGER FUNDS


PRESIDENT'S LETTER                                                AUGUST 4, 2003

DEAR SHAREHOLDER:
We are pleased to present this semi-annual report for the JPMorgan Multi-Manager Funds for the period ended June 30, 2003.

THE "BAGHDAD BOUNCE" TRIGGERS A LIQUIDITY DRIVEN RALLY
Despite the uncertainty of the first few months of 2003, equity markets found direction once it became clear that allied troops would cross the border into Iraq in mid-March. Prior to that, wrangling in the United Nations regarding the legitimacy of war dogged market sentiment. However, the combination of action, followed by a quicker than expected war, led to a relief-rally -- the "Baghdad Bounce".

This then acquired momentum thanks to utterances by the Fed confirming its determination to avoid deflation and to nurture growth (leading ultimately to a 1/4-point rate cut in late June), a weaker dollar, and Congress's approval of a $350 billion package of tax cuts by the Bush administration in an attempt to boost consumer demand. The combination of liquidity and the lack of any major negative earnings surprises supported investor sentiment. By June 30th, the S&P 500 Index of blue chip U.S. stocks had risen 11.8% year to date, while the S&P 600 Index of small company stocks was up 12.9%.

While stock market sentiment improved, economic data was mixed with the labor market sluggish, but deteriorating less rapidly, and core CPI -- the benchmark measure of inflation -- falling to its lowest level in 40 years, +1.5%. However, there was some positive leading indicator data towards the end of the period, prompting the Fed to comment in its Beige Book that: "the unwinding of war-related concerns appears to have provided some lift to business and consumer confidence, but most reports suggested that the effect had not been dramatic".

OUTLOOK
From an economic perspective, we expect the accomodative fiscal and monetary policies, combined with a weak dollar, to start delivering growth later this year and in 2004. This should provide further support to equities through improved earnings, while undermining bonds. The extent to which improving earnings will be reflected in stock prices is open to question, however, as price/earning valuation multiples are still not cheap relative to history. In the meantime, equities may be stuck in a trading range due to profit taking and concern about the recovery. In terms of capitalization, we believe that the prospects for small stocks are more attractive than those for large.

We would like to thank you for your investment. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely yours,


/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

     JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND

     As of June 30, 2003

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Multi-Manager Small Cap Growth Fund, which seeks capital appreciation over the long term from U.S. small capitalization growth stocks using a multiple manager approach, returned 22.5% since its inception of February 28, 2003. This compares with the rise of its benchmark, the Russell 2000 Growth Index, of 26.0%.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: While the Fund participated in the broad market rise, it did not appreciate as much due to a having a lower exposure to the market's smallest stocks, companies without earnings and those with poor credit quality, which led the market's rally. By sector, the majority of the Fund's underperformance resulted from poor stock selection in Healthcare and Technology. Additionally, it was underweighted in these two sectors, which have been two of the strongest performing sectors since the Fund's inception.

Within the Healthcare sector, Priority Healthcare, a distributor of injectable drugs for chronic illnesses, was down following the announcement that their second quarter earnings would be less then expected as fewer patients sought treatments during the quarter. In Technology, Cree Inc. fell following news that its former Chief Executive had filed suit against the company.

From a positive perspective, within the Consumer Discretionary sector, Career Education contributed positively to performance. A provider of post-secondary education in the U.S. and Canada, it posted strong earnings, revenue and new student enrollment. In Financial Services, LendingTree, an internet-based loan provider, climbed 134% in the period following its acquisition by USA Interactive for approximately $735 million. Other stocks within the sector that contributed to performance were New York Community Bancorp and Factset Research Systems.

At the manager level, our best performing manager was State Street Global Advisors, which outperformed the index. UBS Asset Management and Seligman Investment Management underperformed the index. Of the three managers, State Street was most suited to market conditions due to its willingness to invest in stocks with higher valuations within the context of the portfolio.

Q: HOW WAS THE FUND MANAGED?
A: The Fund started with a 40% weighting in both Seligman and UBS and a 20% weighting in State Street. We brought State Street to an equal weighting of approximately 33% within the Fund as it demonstrated the ability to perform strongly in this market and deploy the cash flows into the market.

In the long term, we believe that these managers should add value in a market that is fundamentally driven. Based upon our view of future market conditions, we will adjust the manager's allocations when warranted.

                                   (UNAUDITED)

JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND
As of June 30, 2003

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                           25.7%
Consumer Goods & Services            25.1%
Health Services & Systems            13.9%
Finance & Insurance                   9.1%
Industrial Products & Services        6.6%
Energy                                6.1%
Pharmaeuticals                        5.6%
Short-Term Investments                4.1%
Telecommunications                    2.0%
REITs                                 1.3%
Finance                               0.5%

TOP TEN EQUITY HOLDING OF THE PORTFOLIO

 1.  CAREER EDUCATION CORP.                             (2.3%)

 2.  NEW YORK COMMUNITY BANCORP, INC.                   (1.7%)

 3.  CAREMARK RX, INC.                                  (1.7%)

 4.  O'CHARLEYS, INC.                                   (1.4%)

 5.  UCBH HOLDINGS, INC.                                (1.4%)

 6.  PATTERSON-UTI ENERGY, INC.                         (1.4%)

 7.  AEROFLEX, INC.                                     (1.3%)

 8.  ALLIANCE GAMING CORP.                              (1.3%)

 9.  RESPIRONICS, INC.                                  (1.1%)

10.  CHICO'S FAS, INC.                                  (1.1%)

TOP 10 EQUITY HOLDINGS COMPRISED 13.9% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($16,677,967). AS OF JUNE 30, 2003, THE FUND HELD 241 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                      SINCE INCEPTION
                                                         (2/28/03)
---------------------------------------------------------------------
Multi-Manager Small Cap Growth Fund                        22.50%

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 2/28/03. Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

     JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND
     As of June 30, 2003

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Multi-Manager Small Cap Value Fund, which seeks capital appreciation over the long term from U.S. small capitalization value stocks using a multiple manager approach, returned 22.1% since its inception of February 28, 2003. This compares with the rise of its benchmark, the Russell 2000 Value Index, of 24.0%.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: While the Fund participated in the broad market rise, it did not appreciate as much due to having a lower exposure to the market's smallest stocks, companies without earnings and those with poor credit quality, which led the market's rally. By sector, the majority of the underperformance resulted from poor stock selection in Healthcare and Technology. Additionally, the Fund was underweighted in these two sectors, which have been two of the strongest performing market sectors since the Fund's inception.

Within the Healthcare sector, stock in Covance, a contract research company for pharmaceutical and biotechnology companies, fell after its first quarter sales fell slightly short of expectations. In addition, Cerner, a software developer for healthcare organizations, fell following a decline in first quarter net income due to increased competition and a decrease by hospitals in technology spending. Within Technology, Verity Inc., a creator of internet search-engine software, fell on an earnings shortfall due to pricing competition. The company also noted the need to hire additional salesmen to achieve sales growth targets.

From a positive perspective, an overweight in Producer Durables and strong stock selection contributed to performance. Homebuilders Hovnanian Enterprises and DR Horton rose as housing sales continued to be buoyant. Stock selection within Financial services also added to performance. New Century, American Home Mortgage and Flagstar Bancorp all contributed positively as consumers continued to take advantage of historically low interest rates to refinance their mortgages.

On the manager level, JPMorgan Fleming Asset Management exceeded the benchmark while ICM Asset Management and Earnest Partners underperformed. ICM Asset Management and Earnest Partners have a relatively conservative approach to stock selection and the valuations they are willing to pay.

Q: HOW WAS THE FUND MANAGED?
A: The Fund was managed with an equal weighting of 33% allocated to each manager. We continue to allocate an equal weighting to each manager.

In the long term, we believe that these managers should add value in a market that is fundamentally driven. Based upon our view of future market conditions, we will adjust the manager's allocations when warranted.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Industrial Products & Services       18.8%
Consumer Goods & Services            17.6%
Finance & Insurance                  15.4%
Technology                           13.2%
Health Services & Systems             9.1%
Short-Term Investments                5.7%
Energy                                4.7%
REITs                                 4.5%
Pharmaeuticals                        3.9%
Utilities                             2.7%
Finance                               2.5%
Telecommunications                    1.8%
Fixed Income                          0.1%

TOP TEN EQUITY HOLDING OF THE PORTFOLIO

1.   HOVNANIAN ENTERPRISES, INC.                        (1.3%)

2.   AMERICAN TOWER CORP., CLASS A                      (1.2%)

3.   FRED'S, INC.                                       (1.1%)

4.   HARMAN INTERNATIONAL INDUSTRIES, INC.              (1.0%)

5.   THE COLONIAL BANCGROUP, INC.                       (1.0%)

6.   ACCREDO HEALTH, INC.                               (1.0%)

7.   ALBANY MOLECULAR RESEARCH, INC.                    (1.0%)

8.   ARCH COAL, INC.                                    (1.0%)

9.   PACTIV CORP.                                       (1.0%)

10.  ADMINISTAFF, INC.                                  (1.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 10.7% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($12,498,813). AS OF JUNE 30, 2003, THE FUND HELD 649 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                      SINCE INCEPTION
                                                         (2/28/03)
---------------------------------------------------------------------
Multi-Manager Small Cap Value Fund                         22.10%

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 2/28/03. Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

     JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND
     Portfolio of Investments

As of June 30, 2003
(Amounts in thousands)

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- 95.9%

                  COMMON STOCKS -- 95.4%
                  Advertising -- 0.6%
          21      Lamar Advertising Co. *                             $        740

                  Aerospace -- 0.3%
           8      Engineered Support Systems, Inc.                             314

                  Apparel -- 0.3%
           1      Coach, Inc. *                                                 68
          10      Polo Ralph Lauren Corp.                                      256
                                                                      ------------
                                                                               324
                  Automotive -- 0.4%
          19      American Axle & Manufacturing Holdings, Inc. *               449

                  Banking -- 6.0%
          10      Banknorth Group, Inc.                                        263
           5      Doral Financial Corp.                                        206
          26      East-West Bancorp, Inc.                                      953
          12      First Niagara Financial Group, Inc.                          161
          11      Harbor Florida Bancshares, Inc.                              268
          19      Hudson River Bancorp                                         526
          28      Investors Financial Services Corp.                           802
          65      New York Community Bancorp, Inc.                           1,905
           3      Southwest Bancorp of Texas, Inc. *                           100
          32      Sterling Bancshares, Inc.                                    417
          55      UCBH Holdings, Inc.                                        1,580
                                                                      ------------
                                                                             7,181
                  Biotechnology -- 1.3%
           8      Affymetrix, Inc. *                                           152
          10      ICOS Corp. *                                                 379
           5      InterMune, Inc. *                                             81
           5      Millipore Corp. *                                            205
          18      Pharmaceutical Product Development, Inc. *                   520
          12      Telik, Inc. *                                                199
                                                                      ------------
                                                                             1,536
                  Broadcasting/Cable -- 0.8%
          68      Entravision Communications Corp., Class A *                  770
           9      Salem Communications Corp., Class A *                        180
                                                                      ------------
                                                                               950
                  Business Services -- 4.1%
          12      ChoicePoint, Inc. *                                          413
          38      Cognizant Technology Solutions Corp. *                       914
          17      Fair Isaac Corp.                                             895
           9      Hewitt Associates, Inc., Class A *                           209
          21      Kroll, Inc. *                                                562
          24      Resources Connection, Inc. *                                 572
          36      Robert Half International, Inc. *                            677
          18      Sylvan Learning Systems, Inc. *                              419
           6      The Corporate Executive Board Co. *                          247
                                                                      ------------
                                                                             4,908

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Chemicals -- 1.1%
          24      Airgas, Inc.                                        $        409
          16      Albemarle Corp.                                              433
           4      Minerals Technologies, Inc.                                  198
           7      Valspar Corp.                                                283
                                                                      ------------
                                                                             1,323
                  Computer Networks -- 1.8%
          58      Adaptec, Inc. *                                              455
          11      Avocent Corp. *                                              329
           9      Factset Research Systems, Inc.                               405
          30      Foundry Networks, Inc. *                                     425
          40      McDATA Corp., Class A *                                      589
                                                                      ------------
                                                                             2,203
                  Computer Software -- 5.9%
          45      Autodesk, Inc.                                               729
          34      Borland Software Corp. *                                     334
          11      Business Objects S.A. (France), ADR *                        250
          28      CACI International, Inc., Class A *                          976
          10      Cognos, Inc. (Canada) *                                      263
          34      Compuware Corp. *                                            194
          20      Documentum, Inc. *                                           392
          81      Embarcadero Technologies, Inc. *                             568
          24      FileNET Corp. *                                              434
          56      Informatica Corp. *                                          385
          13      Jack Henry & Associates, Inc.                                235
          30      Magma Design Automation, Inc. *                              506
           7      Mercury Interactive Corp. *                                  278
          23      NetScreen Technologies, Inc. *                               529
          23      Retek, Inc. *                                                150
          18      THQ, Inc. *                                                  315
          30      Verisity LTD *                                               359
          17      webMethods, Inc. *                                           137
                                                                      ------------
                                                                             7,034
                  Computers/Computer Hardware -- 0.4%
          33      Extreme Networks, Inc. *                                     176
           4      Zebra Technologies Corp., Class A *                          313
                                                                      ------------
                                                                               489
                  Construction -- 1.2%
          15      EMCOR Group, Inc. *                                          719
           7      Hovnanian Enterprises, Inc. *                                395
           1      NVR, Inc. *                                                  370
                                                                      ------------
                                                                             1,484
                  Consumer Products -- 1.2%
           5      Harman International Industries, Inc.                        362
          43      Moore Wallace, Inc. *                                        631
          25      Wolverine World Wide, Inc.                                   479
                                                                      ------------
                                                                             1,472
                  Consumer Services -- 3.1%
          39      Career Education Corp. *                                   2,642
          10      Corinthian Colleges, Inc. *                                  499
          10      Corrections Corp of America *                                256

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Consumer Services -- Continued
           4      Education Management Corp. *                        $        229
           3      iPayment Holdings, Inc. *                                     82
                                                                      ------------
                                                                             3,708
                  Electronics/Electrical Equipment -- 2.8%
          10      Ametek, Inc.                                                 362
          34      AVX Corp.                                                    375
          20      Benchmark Electronics, Inc. *                                600
          14      Cubic Corp.                                                  300
          15      DSP Group, Inc. *                                            326
          16      Electro Scientific Industries, Inc. *                        247
           8      FEI Co. *                                                    148
          10      Fisher Scientific International *                            356
           7      SanDisk Corp. *                                              272
          25      Symbol Technologies, Inc.                                    326
                                                                      ------------
                                                                             3,312
                  Engineering Services -- 0.2%
          10      Chicago Bridge & Iron Co., NV -- New York
                    Registered Shares (The Netherlands)                        230

                  Entertainment/Leisure -- 4.0%
          79      Alliance Gaming Corp. *                                    1,497
          42      Boyd Gaming Corp. *                                          720
           5      Harrah's Entertainment, Inc. *                               186
          31      Macrovision Corp. *                                          615
          14      Pegasus Solutions, Inc. *                                    233
          42      Penn National Gaming, Inc. *                                 861
          12      Regal Entertainment Group, Class A                           292
          15      Station Casinos, Inc. *                                      388
                                                                      ------------
                                                                             4,792
                  Financial Services -- 1.6%
          11      Affiliated Managers Group, Inc. *                            681
          29      BankUnited Financial Corp., Class A *                        574
           7      Eaton Vance Corp.                                            226
           6      Jefferies Group, Inc.                                        315
           4      T. Rowe Price Group, Inc.                                    150
                                                                      ------------
                                                                             1,946
                  Food/Beverage Products -- 1.4%
          23      Constellation Brands, Inc., Class A *                        716
          22      Cott Corp. *                                                 453
          14      Performance Food Group Co. *                                 518
                                                                      ------------
                                                                             1,687
                  Health Care/Health Care Services -- 14.0%
          13      Advanced Neuromodulation Systems, Inc. *                     694
          57      American Medical Systems Holdings, Inc. *                    954
          10      Amsurg Corp. *                                               305
          17      Apria Healthcare Group, Inc. *                               425
          73      Caremark Rx, Inc. *                                        1,885
          23      Community Health Systems, Inc. *                             453
          11      Cooper Companies, Inc.                                       395
          20      Coventry Health Care, Inc. *                                 903
          23      Cyberonics, Inc. *                                           502

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Health Care/Health Care Services -- Continued
          16      Dade Behring Holdings, Inc. *                       $        363
           8      Diagnostic Products Corp.                                    326
          12      Edwards Lifesciences Corp. *                                 386
           8      Henry Schein, Inc. *                                         404
          12      Inamed Corp. *                                               617
          18      Oakley, Inc. *                                               207
          28      Odyssey Healthcare, Inc. *                                 1,022
           8      Oxford Health Plans, Inc. *                                  320
          20      Patterson Dental Co. *                                       921
          21      Pediatrix Medical Group, Inc. *                              756
           5      ResMed, Inc. *                                               196
          33      Respironics, Inc. *                                        1,251
          49      Select Medical Corp. *                                     1,222
          79      Therasense, Inc. *                                           793
          12      Thoratec Corp. *                                             182
          29      VCA Antech, Inc. *                                           558
          22      WellChoice, Inc. *                                           641
                                                                      ------------
                                                                            16,681
                  Insurance -- 1.4%
           6      Arch Capital Group LTD *                                     200
          18      HCC Insurance Holdings, Inc.                                 530
           7      Hilb, Rogal & Hamilton Co.                                   252
          17      Hub International LTD                                        292
          13      RLI Corp.                                                    434
                                                                      ------------
                                                                             1,708
                  Internet Services/Software -- 2.1%
          65      Agile Software Corp. *                                       630
          89      Autobytel, Inc. *                                            558
          32      LendingTree, Inc. *                                          780
          24      Network Associates, Inc. *                                   303
          17      Overture Services, Inc. *                                    303
                                                                      ------------
                                                                             2,574
                  Machinery & Engineering Equipment -- 1.2%
           2      Baldor Electric Co.                                           37
          25      Cognex Corp. *                                               563
          18      Flowserve Corp. *                                            356
          10      Graco, Inc.                                                  308
           6      IDEX Corp.                                                   205
                                                                      ------------
                                                                             1,469
                  Manufacturing -- 1.6%
          18      AO Smith Corp.                                               501
           7      Clarcor, Inc.                                                257
          26      Esco Technologies, Inc. *                                  1,150
                                                                      ------------
                                                                             1,908
                  Multi-Media -- 2.2%
          25      Cox Radio, Inc., Class A *                                   570
          42      Cumulus Media, Inc. *                                        786
          10      Entercom Communications Corp. *                              484
          45      Radio One, Inc. *                                            798
                                                                      ------------
                                                                             2,638

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Oil & Gas -- 5.9%
           2      Evergreen Resources, Inc. *                         $        105
          24      Grant Prideco, Inc. *                                        280
          13      Headwaters, Inc. *                                           197
          80      Key Energy Services, Inc. *                                  861
          16      Lone Star Technologies *                                     345
           5      Maverick Tube Corp. *                                         99
          25      Newfield Exploration Co. *                                   946
          16      Patina Oil & Gas Corp.                                       521
          49      Patterson-UTI Energy, Inc. *                               1,573
          18      Quicksilver Resources, Inc. *                                441
          22      Tetra Technologies, Inc. *                                   652
          20      Tidewater, Inc.                                              591
          23      XTO Energy, Inc.                                             458
                                                                      ------------
                                                                             7,069
                  Pharmaceuticals -- 4.4%
          10      AdvancePCS, Inc. *                                           366
          26      Alkermes, Inc. *                                             279
          10      Amylin Pharmaceuticals, Inc. *                               225
          34      CV Therapeutics, Inc. *                                    1,006
          29      Isis Pharmaceuticals, Inc. *                                 152
          10      Medicines Co. *                                              196
          10      Neurocrine Biosciences, Inc. *                               519
          14      NPS Pharmaceuticals, Inc. *                                  343
          23      Penwest Pharmaceuticals Co. *                                558
          15      SangStat Medical Corp. *                                     196
           9      SICOR, Inc. *                                                190
          10      Taro Pharmaceutical Industries LTD (Israel) *                560
          10      Trimeris, Inc. *                                             451
           4      Watson Pharmaceuticals, Inc. *                               178
                                                                      ------------
                                                                             5,219
                  Pipelines -- 0.2%
           6      Western Gas Resources, Inc.                                  248

                  Real Estate -- 0.3%
          21      Jones Lang LaSalle, Inc. *                                   327

                  Real Estate Investment Trust -- 1.0%
          23      American Financial Realty Trust                              343
          13      The Mills Corp.                                              443
          30      Ventas, Inc.                                                 450
                                                                      ------------
                                                                             1,236
                  Restaurants/Food Services -- 4.3%
          11      Brinker International, Inc. *                                410
          12      Jack in the Box, Inc. *                                      278
          74      O'Charleys, Inc. *                                         1,591
           3      P.F. Chang's China Bistro, Inc. *                            163
          13      Panera Bread Co., Class A *                                  536
           6      Rare Hospitality International, Inc. *                       198
          37      Ruby Tuesday, Inc.                                           910
          29      The Cheesecake Factory, Inc. *                             1,058
                                                                      ------------
                                                                             5,144

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Retailing -- 6.3%
          12      Advanced Auto Parts, Inc. *                         $        716
          27      AnnTaylor Stores Corp. *                                     781
          59      Chico's FAS, Inc. *                                        1,246
          18      Electronics Boutique Holdings Corp. *                        404
          12      Gart Sports Co. *                                            349
          14      Gymboree Corp.                                               230
          53      Hollywood Entertainment Corp. *                              905
          10      HOT Topic, Inc. *                                            259
          29      Michaels Stores, Inc. *                                    1,118
          16      Office Depot, Inc. *                                         233
          22      Pep Boys-Manny, Moe & Jack                                   294
          24      PETCO Animal Supplies, Inc. *                                520
          16      Williams-Sonoma, Inc. *                                      460
                                                                      ------------
                                                                             7,515
                  Semi-Conductors -- 7.6%
          41      Advanced Micro Devices, Inc. *                               265
          21      Applied Micro Circuits Corp. *                               128
          34      Artisan Components, Inc. *                                   777
          22      ASM International N.V. (The Netherlands) *                   332
          14      ATMI, Inc. *                                                 352
          47      Cree, Inc. *                                                 771
           9      Cymer, Inc. *                                                284
          49      Exar Corp. *                                                 772
           1      Formfactor, Inc. *                                            21
          23      International Rectifier Corp. *                              621
          19      Intersil Corp., Class A *                                    498
          29      Lam Research Corp. *                                         520
          18      Micrel, Inc. *                                               188
          25      National Semiconductor Corp. *                               498
          34      O2Micro International LTD (Cayman Islands) *                 551
          19      Pericom Semiconductor Corp. *                                178
          20      Power Integrations, Inc. *                                   486
          16      Rudolph Technologies, Inc. *                                 257
          13      Semtech Corp. *                                              184
          16      Skyworks Solutions, Inc. *                                   109
          46      Teradyne, Inc. *                                             801
          18      Varian Semiconductor Equipment Associates, Inc. *            537
                                                                      ------------
                                                                             9,130
                  Shipping/Transportation -- 0.7%
           3      Expeditors International of Washington, Inc.                 109
          23      UTI Worldwide, Inc. (Virgin Islands)                         715
                                                                      ------------
                                                                               824
                  Telecommunications -- 2.0%
         195      Aeroflex, Inc. *                                           1,509
          11      Amdocs LTD (Channel Islands) *                               275
          40      Arris Group, Inc. *                                          197
          27      Tekelec *                                                    308
           5      West Corp. *                                                 127
                                                                      ------------
                                                                             2,416

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Telecommunications Equipment -- 0.9%
         146      ADC Telecommunications, Inc. *                      $        339
          25      Comverse Technology, Inc. *                                  374
           4      NTL, Inc. *                                                  142
          44      RF Micro Devices, Inc. *                                     262
                                                                      ------------
                                                                             1,117
                  Toys & Games -- 0.5%
          13      Action Performance Companies, Inc.                           241
          13      Leapfrog Enterprises, Inc. *                                 414
                                                                      ------------
                                                                               655
                  Transportation -- 0.3%
           7      Heartland Express, Inc. *                                    149
           7      Knight Transportation, Inc. *                                169
                                                                      ------------
                                                                               318
                  ----------------------------------------------------------------
                  Total Common Stocks                                      114,278
                  (Cost $100,120)
                  ----------------------------------------------------------------

                  INVESTMENT COMPANY -- 0.5%
           7      iShares Trust -- Russell 2000 Index Fund                     605
                  (Cost $604)
----------------------------------------------------------------------------------
                  Total Long-Term Investments                         $    114,883
                  (Cost $100,724)
----------------------------------------------------------------------------------

        Short-Term Investments -- 4.1%

                  MONEY MARKET FUND -- 4.1%
       4,872      JPMorgan Prime Money Market Fund (a)                       4,872
                  (Cost $4,872)
----------------------------------------------------------------------------------
                  Total Investments -- 100.0%                         $    119,755
                  (Cost $105,596)
==================================================================================

                       See notes to financial statements.

     JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND
     Portfolio of Investments

As of June 30, 2003
(Amounts in thousands)

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- 94.2%

                  COMMON STOCKS -- 91.7%
                  Advertising -- 0.1%
           9      Aquantive, Inc. *                                   $         94
           1      R.H. Donnelley Corp. *                                        51
                                                                      ------------
                                                                               145
                  Aerospace -- 1.9%
          11      AAR Corp. *                                                   79
           7      Aviall, Inc. *                                                78
           0^^    Curtiss-Wright Corp.                                          25
           0^^    Ducommun, Inc. *                                               4
           5      Esterline Technologies Corp. *                                78
           4      GenCorp., Inc.                                                32
          41      Goodrich Corp.                                               865
           2      HEICO Corp.                                                   29
           6      Kaman Corp., Class A                                          68
           4      Moog, Inc., Class A *                                        122
          79      Titan Corp. *                                                809
           1      Triumph Group, Inc. *                                         39
                                                                      ------------
                                                                             2,228
                  Agricultural Production/Services -- 0.1%
          10      DIMON, Inc.                                                   68
           2      Seminis, Inc., Class A *                                       8
           4      Standard Commercial Corp.                                     66
                                                                      ------------
                                                                               142
                  Airlines -- 0.2%
           1      Alaska Air Group, Inc. *                                      30
           5      AMR Corp. *                                                   52
           4      ExpressJet Holdings, Inc. *                                   53
           4      Northwest Airlines Corp. *                                    44
                                                                      ------------
                                                                               179
                  Apparel -- 0.2%
           4      Kellwood Co.                                                 132
           0^^    Kenneth Cole Productions, Inc. *                               6
           4      Quiksilver, Inc. *                                            71
           3      Steven Madden LTD *                                           55
                                                                      ------------
                                                                               264
                  Appliances & Household Durables -- 0.1%
           3      Applica, Inc.                                                 26
           0^^    Furniture Brands International, Inc. *                        10
           8      Jacuzzi Brands, Inc. *                                        40
                                                                      ------------
                                                                                76
                  Automotive -- 0.7%
           1      American Axle & Manufacturing Holdings, Inc. *                33
           1      BorgWarner, Inc.                                              90
           4      Dura Automotive Systems, Inc. *                               42
           4      Keystone Automotive Industries, Inc. *                        68
           1      Lithia Motors, Inc., Class A *                                21
           3      Oshkosh Truck Corp.                                          160
           1      Superior Industries International, Inc.                       58
          10      Tower Automotive, Inc. *                                      38

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Automotive -- Continued
           6      Visteon Corp.                                       $         39
           8      Winnebago Industries, Inc.                                   308
                                                                      ------------
                                                                               857
                  Banking -- 6.8%
           9      Allegiant Bancorp, Inc.                                      184
           4      Amcore Financial, Inc.                                        81
          17      Astoria Financial Corp.                                      483
           1      Bancfirst Corp.                                               26
           0^^    Bank of the Ozarks, Inc.                                      12
           6      BankAtlantic Bancorp, Inc.                                    76
           1      Capitol Bancorp LTD                                           38
           0^^    Century Bancorp, Inc., Class A                                 3
           3      Chemical Financial Corp.                                      80
           1      Columbia Banking Systems, Inc.                                25
           9      Commerce Bancorp, Inc.                                       323
           2      Commercial Federal Corp.                                      45
           6      Community Bank System, Inc.                                  220
           2      Community Trust BanCorp, Inc.                                 60
          32      Compass Bancshares, Inc.                                   1,104
           3      Corus Bankshares, Inc.                                       140
           5      Cullen/Frost Bankers, Inc.                                   144
           3      Dime Community Bancshares                                     69
           0^^    Financial Institutions, Inc.                                   2
           0^^    First Citizens Banc Corp.                                      3
           0^^    First Citizens BancShares, Inc.                               10
           0^^    First National Corp.                                          10
           3      First Niagara Financial Group, Inc.                           38
           1      First Oak Brook Bancshares, Inc.                              20
           3      Firstfed America Bancorp                                      97
           2      FirstFed Financial Corp. *                                    74
          16      Flagstar BanCorp, Inc.                                       396
          12      Fremont General Corp.                                        159
          14      Gold Banc Corp., Inc.                                        145
           0^^    Great Southern Bancorp, Inc.                                  12
           5      Greater Bay Bancorp                                           94
           0^^    Hawthorne Financial Corp. *                                   10
           1      Heritage Commerce Corp. *                                     16
           5      Hibernia Corp., Class A                                       91
           4      Hudson River Bancorp                                         123
           5      Iberiabank Corp.                                             259
           2      Independent Bank Corp. -- Massachusetts                       47
           5      Independent Bank Corp. -- Michigan                           136
           7      IndyMac Bancorp, Inc.                                        186
           9      Irwin Financial Corp.                                        228
           0^^    Lakeland Financial Corp.                                       3
           6      Local Financial Corp. *                                       87
           0^^    MainSource Financial Group, Inc.                               7
           0^^    MB Financial Corp.                                            16
           1      Mercantile Bank Corp.                                         23
           4      Mid-State Bancshares                                          83
           0^^    Nara Bancorp, Inc.                                             4
           6      NetBank, Inc.                                                 80

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Banking -- Continued
           1      Oak Hill Financial, Inc.                            $         18
           0^^    Old Second Bancorp, Inc.                                       4
           0^^    Peoples Bancorp, Inc.                                         10
           4      Provident Bankshares Corp.                                    94
           4      R & G Financial Corp. (Puerto Rico), Class B                 104
           9      Republic Bancorp, Inc.                                       114
           1      Republic Bancorp, Inc., Class A                                9
           0^^    Royal Bancshares of Pennsylvania                               6
           1      Second Bancorp, Inc.                                          23
           1      Silicon Valley Bancshares *                                   33
           2      Simmons First National Corp.                                  30
           0^^    Southwest Bancorp, Inc.                                        3
           3      St Francis Capital Corp.                                      78
           1      State Financial Services Corp.                                24
           1      Summit Bancshares, Inc.                                       33
           2      Sun Bancorp, Inc. *                                           48
           1      Taylor Capital Group, Inc.                                    15
          88      The Colonial BancGroup, Inc.                               1,218
           0^^    The Peoples Holding Co.                                        4
          10      The South Financial Group, Inc.                              229
           2      Umpqua Holdings Corp.                                         44
           4      W Holding Co., Inc. (Puerto Rico)                             73
          10      West Coast Bancorp                                           175
           1      Willow Grove Bancorp, Inc.                                    24
                                                                      ------------
                                                                             7,985
                  Biotechnology -- 2.5%
           3      Abgenix, Inc. *                                               28
          78      Albany Molecular Research, Inc. *                          1,184
           0^^    Alexion Pharmaceuticals, Inc. *                                5
           4      Applera Corp. -- Celera Genomics Group *                      36
           7      Nektar Therapeutics *                                         65
          38      Pharmaceutical Product Development, Inc. *                 1,097
          33      Serologicals Corp. *                                         444
           2      Telik, Inc. *                                                 27
                                                                      ------------
                                                                             2,886
                  Broadcasting/Cable -- 0.8%
          17      Charter Communications, Inc., Class A *                       67
           0^^    Pulitzer, Inc.                                                20
          74      Sinclair Broadcast Group, Inc. *                             860
                                                                      ------------
                                                                               947
                  Business Services -- 2.1%
         110      Administaff, Inc. *                                        1,133
           1      Banta Corp.                                                   45
           0^^    Charles River Associates, Inc. *                              11
           0^^    Consolidated Graphics, Inc. *                                  9
           2      Cornell Companies, Inc. *                                     33
           5      Dollar Thrifty Automotive Group, Inc. *                       98
           7      Harris Interactive, Inc. *                                    43
           3      infoUSA, Inc. *                                               23
          16      Kelly Services, Inc.                                         382
           3      Metris Companies, Inc.                                        17
           1      NCO Group, Inc. *                                             11

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Business Services -- Continued
           2      Parexel International Corp. *                       $         31
          36      Quintiles Transnational Corp. *                              507
          11      Spherion Corp. *                                              74
           4      Tyler Technologies, Inc. *                                    17
           0^^    Volt Information Sciences, Inc. *                              5
                                                                      ------------
                                                                             2,439
                  Chemicals -- 3.8%
          17      Cabot Corp.                                                  479
          11      Crompton Corp.                                                77
          27      Engelhard Corp.                                              668
           4      Ethyl Corp. *                                                 40
           2      FMC Corp. *                                                   38
           7      Georgia Gulf Corp.                                           135
           3      HB Fuller Co.                                                 59
           6      Hercules, Inc. *                                              59
         147      IMC Global, Inc.                                             985
           7      Millennium Chemicals, Inc.                                    68
           0^^    Minerals Technologies, Inc.                                   15
           7      NL Industries, Inc.                                          126
           3      Octel Corp.                                                   40
           7      Omnova Solutions, Inc. *                                      27
           4      Polyone Corp.                                                 17
          79      RPM International, Inc.                                    1,093
          21      Solutia, Inc.                                                 45
          10      Valspar Corp.                                                426
           7      Wellman, Inc.                                                 74
                                                                      ------------
                                                                             4,471
                  Computer Networks -- 0.1%
           3      Anixter International, Inc. *                                 65
           1      Black Box Corp.                                               51
           7      Pioneer Standard Electronics, Inc.                            58
                                                                      ------------
                                                                               174
                  Computer Software -- 3.1%
           3      Ascential Software Corp. *                                    54
           9      Aspen Technology, Inc. *                                      43
           0^^    Avid Technology, Inc. *                                       14
           3      Borland Software Corp. *                                      26
           0^^    CACI International, Inc., Class A *                           14
           7      Ciber, Inc. *                                                 46
          17      CompuCom Systems, Inc. *                                      76
           2      E.piphany, Inc. *                                             11
          18      Global Payments, Inc.                                        646
           0^^    Hyperion Solutions Corp. *                                     3
           4      InterCept Group, Inc. *                                       35
          50      JDA Software Group, Inc. *                                   560
           0^^    Magma Design Automation, Inc. *                                7
           7      ManTech International Corp., Class A *                       130
           8      Manugistics Group, Inc. *                                     33
           6      NetIQ Corp. *                                                 91
          22      Novell, Inc. *                                                66
          10      Per-Se Technologies, Inc. *                                  113
           6      Rainbow Technologies, Inc. *                                  54

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Computer Software -- Continued
           0^^    SeaChange International, Inc. *                     $          3
           3      Sybase, Inc. *                                                45
          75      Systems & Computer Technology Corp. *                        674
           2      Tier Technologies, Inc., Class B *                            16
          69      Unisys Corp. *                                               845
                                                                      ------------
                                                                             3,605
                  Computers/Computer Hardware -- 0.6%
           6      Electronics for Imaging, Inc. *                              112
           4      Hutchinson Technology, Inc. *                                135
           7      iGate Corp. *                                                 23
           4      Imagistics International, Inc. *                             108
           6      Iomega Corp. *                                                66
          23      Maxtor Corp. *                                               170
           0^^    Palm, Inc. *                                                   5
          13      Quantum Corp. *                                               51
           2      RadiSys Corp. *                                               22
          26      Silicon Graphics, Inc. *                                      29
           4      Sykes Enterprises, Inc. *                                     21
                                                                      ------------
                                                                               742
                  Construction -- 2.4%
           0^^    Beazer Homes USA, Inc. *                                       8
          21      D.R. Horton, Inc.                                            590
           2      Dycom Industries, Inc. *                                      39
           2      EMCOR Group, Inc. *                                          114
          26      Hovnanian Enterprises, Inc. *                              1,509
           4      MDC Holdings, Inc.                                           173
           1      Meritage Corp. *                                              30
           7      Standard-Pacific Corp.                                       242
           4      WCI Communities, Inc. *                                       79
                                                                      ------------
                                                                             2,784
                  Construction Materials -- 1.0%
           4      AMCOL International Corp.                                     32
           4      Ameron International Corp.                                   143
           0^^    Centex Construction Products, Inc.                            12
           0^^    Florida Rock Industries, Inc.                                  4
           4      Genlyte Group, Inc. *                                        122
          46      Louisiana-Pacific Corp. *                                    498
           1      Texas Industries, Inc.                                        33
           6      Universal Forest Products, Inc.                              134
           9      USG Corp. *                                                  179
                                                                      ------------
                                                                             1,157
                  Consumer Products -- 2.6%
           4      Alberto-Culver Co., Class A                                  174
           2      American Greetings Corp., Class A *                           39
           1      Blyth, Inc.                                                   38
          19      Chattem, Inc. *                                              355
           0^^    CSS Industries, Inc.                                           4
           0^^    Department 56, Inc. *                                          6
          16      Harman International Industries, Inc.                      1,228
           1      Jarden Corp. *                                                19
           4      Kimball International                                         67

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Consumer Products -- Continued
           9      Sturm Ruger & Co., Inc.                             $         88
          11      The Scotts Co., Class A *                                    525
           3      Toro Co.                                                     107
           9      Universal Corp.                                              376
           1      WD-40 Co.                                                     40
                                                                      ------------
                                                                             3,066
                  Consumer Services -- 2.0%
           6      Alderwoods Group, Inc. *                                      32
           2      Arbitron, Inc. *                                              82
           1      Central Parking Corp.                                          9
          11      Gartner, Inc., Class A *                                      80
           0^^    MemberWorks, Inc. *                                            8
          27      Regis Corp.                                                  783
           3      Right Management Consultants, Inc. *                          34
          24      Service Corp. International *                                 93
          37      Stewart Enterprises, Inc., Class A *                         160
           0^^    The Standard Register Co.                                      5
          75      United Rentals, Inc. *                                     1,043
           2      Wackenhut Corrections Corp. *                                 30
                                                                      ------------
                                                                             2,359
                  Distribution -- 0.6%
           3      Advanced Marketing Services, Inc.                             35
           3      Building Material Holding Corp.                               37
           6      Hughes Supply, Inc.                                          222
          25      Watsco, Inc.                                                 418
           1      WESCO International, Inc. *                                    5
                                                                      ------------
                                                                               717
                  Diversified -- 0.1%
           8      Walter Industries, Inc.                                       98

                  Electronics/Electrical Equipment -- 4.7%
           1      Analogic Corp.                                                54
           3      Benchmark Electronics, Inc. *                                 86
           3      Checkpoint Systems, Inc. *                                    47
          30      Coherent, Inc. *                                             720
           3      CTS Corp.                                                     30
           3      DSP Group, Inc. *                                             58
          30      Flir Systems, Inc. *                                         908
           4      Integrated Electrical Services, Inc. *                        32
           1      InVision Technologies, Inc. *                                 12
           5      Methode Electronics                                           52
           8      MTS Systems Corp.                                            122
          80      Paxar Corp. *                                                877
          48      PerkinElmer, Inc.                                            657
           3      ROFIN-SINAR Technologies, Inc. *                              38
          52      Sanmina-SCI Corp. *                                          329
           4      Stoneridge, Inc. *                                            48
          46      Symbol Technologies, Inc.                                    593
           1      Trimble Navigation LTD *                                      14
          60      Vishay Intertechnology, Inc. *                               785
           3      Watts Industries, Inc., Class A                               59
                                                                      ------------
                                                                             5,521

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Engineering Services -- 0.2%
          27      McDermott International, Inc. *                     $        168
           4      URS Corp. *                                                   84
                                                                      ------------
                                                                               252
                  Entertainment/Leisure -- 1.2%
           4      Alliance Gaming Corp. *                                       78
           3      AMC Entertainment, Inc. *                                     32
           3      Ameristar Casinos, Inc. *                                     56
           2      Arctic Cat, Inc.                                              40
           4      Argosy Gaming Co. *                                           84
           7      Aztar Corp. *                                                116
           4      Bally Total Fitness Holding Corp. *                           35
           7      Boyd Gaming Corp. *                                          128
          11      Callaway Golf Co.                                            151
           2      Isle of Capri Casinos, Inc. *                                 28
           6      K2, Inc. *                                                    72
           1      Nautilus Group, Inc.                                          12
           4      Navigant International, Inc. *                                48
           4      Pegasus Solutions, Inc. *                                     67
           2      Pinnacle Entertainment, Inc. *                                12
          26      WMS Industries, Inc. *                                       407
                                                                      ------------
                                                                             1,366
                  Environmental Services -- 0.3%
           0^^    Mine Safety Appliances Co.                                    17
          12      Republic Services, Inc. *                                    279
           5      Tetra Tech, Inc. *                                            84
                                                                      ------------
                                                                               380
                  Financial Services -- 5.4%
           8      American Capital Strategies LTD                              205
           7      American Home Mortgage Holdings, Inc.                        131
          71      AmeriCredit Corp. *                                          608
          45      BankUnited Financial Corp., Class A *                        915
           0^^    Blackrock, Inc. *                                              9
           4      CompuCredit Corp. *                                           51
           1      Credit Acceptance Corp. *                                     10
           4      DVI, Inc. *                                                   21
          25      Eaton Vance Corp.                                            784
           1      eSpeed, Inc., Class A *                                       12
           0^^    ITLA Capital Corp. *                                          12
          17      Jefferies Group, Inc.                                        841
           3      New Century Financial Corp.                                  109
          22      Raymond James Financial, Inc.                                737
          72      Sovereign BanCorp, Inc.                                    1,119
           5      Sterling Financial Corp. *                                   114
           4      Student Loan Corp.                                           454
           2      Superior Financial Corp.                                      36
           0^^    Troy Financial Corp.                                           3
           0^^    Westcorp                                                       8
           2      World Acceptance Corp. *                                      34
           1      WSFS Financial Corp.                                          54
                                                                      ------------
                                                                             6,267

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Food/Beverage Products -- 0.3%
          11      Chiquita Brands International, Inc. *               $        154
           1      Corn Products International, Inc.                             15
           1      Flowers Foods, Inc.                                           23
           0^^    J & J Snack Foods Corp. *                                      9
           4      Pathmark Stores, Inc. *                                       31
           6      Pilgrim's Pride Corp.                                         55
           4      Ralcorp Holdings, Inc. *                                      87
           0^^    Riviana Foods, Inc.                                            3
           0^^    Sensient Technologies Corp.                                    9
                                                                      ------------
                                                                               386
                  Health Care/Health Care Services -- 9.2%
          55      Accredo Health, Inc. *                                     1,200
           7      Beverly Enterprises, Inc. *                                   24
           4      Conceptus, Inc. *                                             55
           3      CONMED Corp. *                                                51
          33      Cooper Companies, Inc.                                     1,140
          36      Covance, Inc. *                                              657
           4      CTI Molecular Imaging, Inc. *                                 81
          27      Diagnostic Products Corp.                                  1,121
           9      Genesis Health Ventures, Inc. *                              166
          58      Health Management Associates, Inc., Class A                1,062
           0^^    Invacare Corp.                                                 3
           4      Kindred Healthcare, Inc. *                                    75
           8      Lincare Holdings, Inc. *                                     252
          40      Manor Care, Inc. *                                           989
          28      NDCHealth Corp.                                              521
          31      Omnicare, Inc.                                             1,041
           4      PacifiCare Health Systems, Inc. *                            173
          27      Pediatrix Medical Group, Inc. *                              970
           3      PSS World Medical, Inc. *                                     14
           0^^    Sierra Health Services *                                       6
           7      Sola International, Inc. *                                   118
           0^^    SurModics, Inc. *                                              6
         130      US Oncology, Inc. *                                          963
                                                                      ------------
                                                                            10,688
                  Hotels/Other Lodging -- 0.8%
           2      Choice Hotels International, Inc. *                           41
          58      Hilton Hotels Corp.                                          746
          25      La Quinta Corp. *                                            109
                                                                      ------------
                                                                               896
                  Industrial Components -- 0.1%
           9      Lennox International, Inc.                                   109

                  Insurance -- 3.1%
          12      Allmerica Financial Corp. *                                  221
           5      AmerUs Group Co.                                             149
           4      Argonaut Group, Inc.                                          52
           0^^    Baldwin & Lyons, Inc.                                          8
          18      Commerce Group, Inc.                                         655
           5      Delphi Financial Group, Inc., Class A                        253
           3      FBL Financial Group, Inc., Class A                            60
           0^^    Harleysville Group, Inc.                                       9

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Insurance -- Continued
           4      LandAmerica Financial Group, Inc.                   $        209
           0^^    Nationwide Financial Services, Inc., Class A                  10
          23      Philadelphia Consolidated Holding Co. *                      946
           6      PMA Capital Corp., Class A                                    75
           1      ProAssurance Corp. *                                          16
          12      Protective Life Corp.                                        329
           3      RLI Corp.                                                     92
           2      State Auto Financial Corp.                                    34
           8      Stewart Information Services Corp. *                         209
           1      The Midland Co.                                               16
           0^^    The Navigators Group, Inc. *                                   9
           3      Triad Guaranty, Inc. *                                       106
          10      UICI *                                                       146
           0^^    United Fire & Casualty Co.                                    10
           3      Universal American Financial Corp. *                          20
           1      Zenith National Insurance Co.                                 20
                                                                      ------------
                                                                             3,654
                  Internet Services/Software -- 0.8%
           2      Agile Software Corp. *                                        20
          11      CNET Networks, Inc. *                                         69
          11      EarthLink, Inc. *                                             84
           0^^    Internet Security Systems, Inc. *                              4
           0^^    Netegrity, Inc. *                                              2
           2      PC-Tel, Inc. *                                                27
           0^^    ProQuest Co. *                                                10
           4      United Online, Inc. *                                        104
          45      Verity, Inc. *                                               573
          13      Vignette Corp. *                                              28
                                                                      ------------
                                                                               921
                  Leasing -- 0.1%
           4      GATX Corp.                                                    64
           4      Interpool, Inc.                                               64
                                                                      ------------
                                                                               128
                  Machinery & Engineering Equipment -- 2.0%
          46      AGCO Corp. *                                                 789
          12      Applied Industrial Technologies, Inc.                        255
           6      Cascade Corp.                                                106
           3      Global Power Equipment Group, Inc. *                          15
           0^^    Kadant, Inc. *                                                 8
           5      Milacron, Inc.                                                23
           0^^    NACCO Industries, Inc.                                        18
           4      Regal-Beloit Corp.                                            84
           5      Sauer-Danfoss, Inc.                                           49
          49      Stewart & Stevenson Services, Inc.                           767
           1      Tecumseh Products Co., Class A                                54
           0^^    Thomas Industries, Inc.                                       11
          13      UNOVA, Inc. *                                                145
                                                                      ------------
                                                                             2,324
                  Manufacturing -- 3.7%
           0^^    Actuant Corp., Class A *                                      14
           4      Acuity Brands, Inc.                                           74

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Manufacturing -- Continued
           8      Albany International Corp., Class A                 $        222
           6      AO Smith Corp.                                               163
           6      Barnes Group, Inc.                                           137
           0^^    Briggs & Stratton Corp.                                       15
           1      Esco Technologies, Inc. *                                     62
           0^^    Gardner Denver, Inc. *                                         2
           3      Griffon Corp. *                                               43
          16      Harsco Corp.                                                 582
          14      JLG Industries, Inc.                                          97
          68      Joy Global, Inc. *                                         1,010
           1      Lydall, Inc. *                                                13
           2      NN, Inc.                                                      27
           4      Quanex Corp.                                                 122
           2      SPS Technologies, Inc. *                                      46
          43      Terex Corp. *                                                837
          47      Timken Co.                                                   829
           2      Wilson Greatbatch Technologies, Inc. *                        54
                                                                      ------------
                                                                             4,349
                  Metals/Mining -- 1.4%
          51      Arch Coal, Inc.                                            1,168
           1      Massey Energy Co.                                             18
           2      Mueller Industries, Inc. *                                    57
           3      RTI International Metals, Inc. *                              29
           4      Southern Peru Copper Corp.                                    67
           2      USEC, Inc.                                                    11
          12      Valmont Industries, Inc.                                     236
                                                                      ------------
                                                                             1,586
                  Multi-Media -- 0.5%
           5      Insight Communications Co., Inc. *                            69
           2      Journal Register Co. *                                        38
           7      Lodgenet Entertainment Corp. *                                77
          14      Scholastic Corp. *                                           428
                                                                      ------------
                                                                               612
                  Office/Business Equipment -- 0.1%
           0^^    Global Imaging Systems, Inc. *                                 2
           4      United Stationers, Inc. *                                    138
                                                                      ------------
                                                                               140
                  Oil & Gas -- 4.7%
           2      Black Hills Corp.                                             61
           8      CAL Dive International, Inc. *                               168
           5      Comstock Resources, Inc. *                                    62
          11      Denbury Resources, Inc. *                                    142
           5      Energen Corp.                                                160
           6      Hanover Compressor Co. *                                      70
           3      Houston Exploration Co. *                                     97
           4      KCS Energy, Inc. *                                            19
           3      Lufkin Industries, Inc.                                       68
           2      Magnum Hunter Resources, Inc. *                               12
          10      Meridian Resource Corp. *                                     45
           2      Nuevo Energy Co. *                                            37
           3      NUI Corp.                                                     42

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Oil & Gas -- Continued
           1      Oceaneering International, Inc. *                   $         36
           5      Oil States International, Inc. *                              61
          29      ONEOK, Inc.                                                  573
           0^^    Penn Virginia Corp.                                           17
           1      Plains Exploration & Production Co. *                          9
          16      Range Resources Corp. *                                       98
           1      Seacor Smit, Inc. *                                           26
           4      Southern Union Co. *                                          75
           4      Southwest Gas Corp.                                           93
          18      Southwestern Energy Co. *                                    263
           0^^    Spinnaker Exploration Co. *                                   10
           4      Stone Energy Corp. *                                         172
          55      Superior Energy Services, Inc. *                             523
          22      Swift Energy Co. *                                           240
          11      Tesoro Petroleum Corp. *                                      74
          48      Universal Compression Holding, Inc. *                        996
           4      Veritas DGC, Inc. *                                           51
           9      Vintage Petroleum, Inc.                                       96
          27      Westport Resources Corp. *                                   616
           0^^    World Fuel Services Corp.                                     10
          21      XTO Energy, Inc.                                             424
                                                                      ------------
                                                                             5,446
                  Packaging -- 1.4%
           0^^    Chesapeake Corp.                                               9
          29      Crown Holdings, Inc. *                                       206
           3      Greif, Inc., Class A                                          67
          59      Pactiv Corp. *                                             1,158
           2      Rock-Tenn Co.                                                 36
           6      Silgan Holdings, Inc. *                                      172
                                                                      ------------
                                                                             1,648
                  Paper/Forest Products -- 0.1%
           4      Schweitzer-Mauduit International, Inc.                        84

                  Pharmaceuticals -- 1.4%
           9      Adolor Corp. *                                               113
           1      Alpharma, Inc., Class A                                       30
           4      Amylin Pharmaceuticals, Inc. *                                83
           5      AtheroGenics, Inc. *                                          81
           6      Barr Laboratories, Inc. *                                    360
           0^^    CV Therapeutics, Inc. *                                        9
          22      KV Pharmaceutical Co., Class B *                             619
           3      Ligand Pharmaceuticals, Inc., Class B *                       35
           4      NBTY, Inc. *                                                  78
           2      OSI Pharmaceuticals, Inc. *                                   71
           9      SangStat Medical Corp. *                                     115
           2      Tanox, Inc. *                                                 35
                                                                      ------------
                                                                             1,629
                  Pipelines -- 0.0%^
           9      Dynegy, Inc., Class A *                                       38

                  Printing & Publishing -- 0.4%
          17      John H. Harland Co.                                          439

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Real Estate -- 0.1%
           3      Jones Lang LaSalle, Inc. *                          $         52
           1      LNR Property Corp.                                            53
                                                                      ------------
                                                                               105
                  Real Estate Investment Trust -- 4.4%
           6      Alexandria Real Estate Equities, Inc.                        279
          21      Anthracite Capital, Inc.                                     258
           2      Apex Mortgage Capital, Inc.                                   13
           7      Bedford Property Investors, Inc.                             193
           6      Boykin Lodging Co.                                            48
           2      Capital Automotive Real Estate Investment Trust               59
           0^^    Centerpoint Properties Corp.                                   6
           6      Chelsea Property Group, Inc.                                 254
           3      Cousins Properties, Inc.                                      75
          12      Entertainment Properties Trust                               338
          22      Equity Inns, Inc.                                            152
           9      FelCor Lodging Trust, Inc.                                    67
           5      Gables Residential Trust                                     136
           6      Highwoods Properties, Inc.                                   143
          11      IMPAC Mortgage Holdings, Inc.                                182
          14      InnKeepers USA Trust                                          93
           3      Kilroy Realty Corp.                                           94
           4      LaSalle Hotel Properties                                      61
          17      Lexington Corporate Properties Trust                         307
           7      LTC Properties, Inc.                                          70
          13      Meristar Hospitality Corp.                                    69
           6      MFA Mortgage Investments, Inc.                                59
           2      National Health Investors, Inc.                               39
           1      NoveStar Financial, Inc.                                      48
           3      Parkway Properties, Inc.                                     114
           6      Pennsylvania Real Estate Investment Trust                    192
           7      Prentiss Properties Trust                                    204
           9      RAIT Investment Trust                                        249
           5      RFS Hotel Investors, Inc.                                     58
           0^^    Saul Centers, Inc.                                             8
          11      Senior Housing Properties Trust                              144
           9      SL Green Realty Corp.                                        307
           0^^    Summit Properties, Inc.                                        6
           5      Sun Communities, Inc.                                        177
           4      Taubman Centers, Inc.                                         67
           2      The Macerich Co.                                              74
           0^^    The Mills Corp.                                               13
          10      United Dominion Realty Trust, Inc.                           179
           1      Urstadt Biddle Properties, Inc., Class A                      12
          20      Ventas, Inc.                                                 295
           4      Winston Hotels, Inc.                                          31
                                                                      ------------
                                                                             5,173
                  Restaurants/Food Services -- 1.6%
          13      Brinker International, Inc. *                                457
          13      CEC Entertainment, Inc. *                                    484
           2      Jack in the Box, Inc. *                                       47
           9      Landry's Restaurants, Inc.                                   205
           5      Lone Star Steakhouse & Saloon                                 98

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Restaurants/Food Services -- Continued
           0^^    Papa John's International, Inc. *                   $         11
           0^^    Ryan's Family Steak Houses, Inc. *                             6
          20      Sonic Corp. *                                                509
                                                                      ------------
                                                                             1,817
                  Retailing -- 3.8%
           6      7-Eleven, Inc. *                                              64
           3      Aaron Rents, Inc.                                             72
           5      Aeropostale, Inc. *                                           99
           3      AnnTaylor Stores Corp. *                                      96
           5      Asbury Automotive Group, Inc. *                               62
           6      BJ's Wholesale Club, Inc. *                                   86
           0^^    BOB Evans Farms                                                3
           3      Brown Shoe Co., Inc.                                          80
          10      Burlington Coat Factory Warehouse Corp.                      179
           7      Casey's General Stores, Inc.                                  96
          11      Cash America International, Inc.                             141
           1      Charlotte Russe Holding, Inc. *                                5
           6      Charming Shoppes, Inc. *                                      28
           0^^    Claire's Stores, Inc.                                         10
           3      Cole National Corp. *                                         34
          42      CSK Auto Corp. *                                             604
           6      Dillards Department Stores, Inc.                              81
           4      Dress Barn, Inc. *                                            44
           3      Footstar, Inc. *                                              40
          35      Fred's, Inc.                                               1,310
           8      Friedman's, Inc.                                              86
           2      Genesco, Inc. *                                               42
           3      Handleman Co. *                                               45
           6      Hollywood Entertainment Corp. *                              110
           3      Jo-Ann Stores, Inc., Class A *                                73
           0^^    Linens 'N Things, Inc. *                                       2
           3      Men's Wearhouse, Inc. *                                       59
           0^^    Movado Group, Inc.                                             4
          20      Movie Gallery, Inc. *                                        363
           1      Nash-Finch Co.                                                22
           4      Nu Skin Enterprises, Inc., Class A                            43
          15      OfficeMax, Inc. *                                             96
           7      Pep Boys-Manny, Moe & Jack                                    93
           0^^    School Specialty, Inc. *                                       9
           9      Shopko Stores, Inc. *                                        116
           3      Smart & Final, Inc. *                                         15
           2      Sports Authority, Inc. *                                      26
           1      Stage Stores, Inc. *                                          12
           9      The Bombay Co., Inc. *                                        91
           3      United Auto Group, Inc. *                                     57
                                                                      ------------
                                                                             4,498
                  Semi-Conductors -- 1.0%
           0^^    Actel Corp. *                                                  8
          17      Agere Systems, Inc., Class A *                                39
           0^^    Brooks Automation, Inc. *                                      3
           7      Cirrus Logic, Inc. *                                          26
           3      Cypress Semiconductor Corp. *                                 35

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Semi-Conductors -- Continued
           1      Dupont Photomasks, Inc. *                           $          9
           2      Exar Corp. *                                                  24
          52      Fairchild Semiconductor International, Inc. *                665
           7      GlobespanVirata, Inc. *                                       61
          14      Lattice Semiconductor Corp. *                                111
           1      Photronics, Inc. *                                            24
           4      Skyworks Solutions, Inc. *                                    27
           6      Transmeta Corp. *                                             10
          11      Vitesse Semiconductor Corp. *                                 56
           3      Zoran Corp. *                                                 54
                                                                      ------------
                                                                             1,152
                  Shipping/Transportation -- 0.0%^
           1      USF Corp.                                                     38

                  Steel -- 0.2%
           3      Reliance Steel & Aluminum Co.                                 56
           5      Ryerson Tull, Inc.                                            40
           0^^    Schnitzer Steel Industries, Inc., Class A                     13
           9      Steel Dynamics, Inc. *                                       125
           3      United States Steel Corp.                                     44
                                                                      ------------
                                                                               278
                  Telecommunications -- 1.8%
           6      Aether Systems, Inc. *                                        27
           6      Allen Telecom, Inc. *                                        106
         151      American Tower Corp., Class A *                            1,331
          16      Arris Group, Inc. *                                           80
           6      Avanex Corp. *                                                25
          27      Cincinnati Bell, Inc. *                                      183
           0^^    Commonwealth Telephone Enterprises, Inc. *                    18
           4      General Communication, Inc. *                                 38
          13      MRV Communications, Inc. *                                    26
           1      North Pittsburgh Systems, Inc.                                21
          21      PTEK Holdings, Inc. *                                        102
           3      Raindance Communications, Inc. *                               8
           6      Stratex Networks, Inc. *                                      18
           4      Talk America Holdings, Inc. *                                 45
           7      Time Warner Telecom, Inc., Class A *                          46
                                                                      ------------
                                                                             2,074
                  Telecommunications Equipment -- 0.8%
          92      Andrew Corp. *                                               849
           3      C-COR.net Corp. *                                             13
           3      CommScope, Inc. *                                             26
           4      New Focus, Inc. *                                             15
           4      Remec, Inc. *                                                 29
          10      Sycamore Networks, Inc. *                                     39
                                                                      ------------
                                                                               971
                  Textiles -- 0.2%
           8      Angelica Corp.                                               131
           3      UniFirst Corp.                                                61
                                                                      ------------
                                                                               192

                       See notes to financial statements.

      SHARES      ISSUER                                                 VALUE
----------------------------------------------------------------------------------
        Long-Term Investments -- Continued

                  Tools/Equipment -- 0.2%
           9      Snap-On, Inc.                                       $        253
                  Toys & Games -- 0.1%
           2      RC2 Corp. *                                                   37
           3      Steinway Musical Instruments, Inc. *                          44
                                                                      ------------
                                                                                81
                  Transportation -- 0.6%
           2      Airborne, Inc.                                                44
           3      Covenant Transport, Inc. *                                    46
           4      Genesee & Wyoming, Inc., Class A *                            91
           3      Offshore Logistics, Inc. *                                    59
           8      RailAmerica, Inc. *                                           69
           3      Roadway Corp.                                                 80
           6      SCS Transportation, Inc. *                                    75
           6      Werner Enterprises, Inc.                                     116
           5      Yellow Corp. *                                               103
                                                                      ------------
                                                                               683
                  Utilities -- 2.7%
           3      Allegheny Energy, Inc.                                        27
           0^^    American States Water Co.                                     11
           2      Atmos Energy Corp.                                            52
           6      Avista Corp.                                                  79
           0^^    California Water Service Group                                11
           3      CH Energy Group, Inc.                                        126
           2      Cleco Corp.                                                   40
          26      CMS Energy Corp.                                             211
           3      El Paso Electric Co. *                                        38
          43      Idacorp, Inc.                                              1,131
          28      PNM Resources, Inc.                                          749
          48      Sierra Pacific Resources *                                   285
           1      UIL Holdings Corp.                                            57
          12      UniSource Energy Corp.                                       226
           6      Westar Energy, Inc.                                          102
                                                                      ------------
                                                                             3,145
                  Waste Management -- 0.5%
          61      Allied Waste Industries, Inc. *                              615
                  ----------------------------------------------------------------
                  Total Common Stocks                                      107,259
                  (Cost $94,076)
                  ----------------------------------------------------------------

                  INVESTMENT COMPANIES -- 2.5%
           3      Gladstone Capital Corp.                                       58
          23      iShares Russell 2000 Value Index Fund                      2,923
                  ----------------------------------------------------------------
                  Total Investment Companies                                 2,981
                  (Cost $2,841)
----------------------------------------------------------------------------------
                  Total Long-Term Investments                         $    110,240
                  (Cost $96,917)
----------------------------------------------------------------------------------

                       See notes to financial statements.

  PRINCIPAL
    AMOUNT        ISSUER                                                 VALUE
----------------------------------------------------------------------------------
      Short-Term Investments -- 5.8%

                  U.S. TREASURY SECURITY -- 0.1%
$         95      U.S. Treasury Notes & Bonds, 2.75%, 10/31/03 @      $         96
                  (Cost $96)
----------------------------------------------------------------------------------

    SHARES
                  MONEY MARKET FUND -- 5.7%
       6,670      JPMorgan Prime Money Market Fund (a) @                     6,670
                  (Cost $6,670)
----------------------------------------------------------------------------------
                  Total Short-Term Investments                        $      6,766
                  (Cost $6,766)
----------------------------------------------------------------------------------
                  Total Investments -- 100.0%                         $    117,006
                  (Cost $103,683)
----------------------------------------------------------------------------------

Futures Contracts
(Amounts in thousands, except number of contracts)

                                                         NOTIONAL     UNREALIZED
  NUMBER                                                 VALUE AT   APPRECIATION/
    OF                                    EXPIRATION     6/30/03    (DEPRECIATION)
 CONTRACTS  DESCRIPTION                      DATE         (USD)         (USD)
----------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
     3      Russell 2000                September, 2003  $  673        $        11

Abbreviations

^       -- Amount rounds to less than 0.1%.
*       -- Non-income producing security.
^^      -- Amount rounds to less than one thousand.
@       -- Security is fully or partially segregated with the custodian as
           Collateral for futures or with brokers as initial margin for futures contracts.
(a)     -- Affiliated. Money market fund registered under the Investment
           Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.

ADR     -- American Depositary Receipt.

                       See notes to financial statements.

     JPMORGAN FUNDS
     Statement of Assets and Liabilities

As of June 30, 2003
(Amounts in thousands, except per share amounts)

                                                             MULTI-MANAGER     MULTI-MANAGER
                                                               SMALL CAP         SMALL CAP
                                                              GROWTH FUND        VALUE FUND
---------------------------------------------------------------------------------------------
  ASSETS:
    Investment securities, at value                          $      119,755    $      117,006
    Cash                                                                578                --
    Receivables:
     Investment securities sold                                       1,245             2,140
     Fund shares sold                                                 2,541             3,526
     Interest and dividends                                              18                85
     Variation margin                                                    --                 3
     Expense reimbursements                                              20                20
---------------------------------------------------------------------------------------------
  Total Assets                                                      124,157           122,780
---------------------------------------------------------------------------------------------
  LIABILITIES:
    Payables:
     Due to custodian                                                    --               126
     Investment securities purchased                                  2,022             3,857
     Fund shares redeemed                                               986                --
    Accrued liabilities:
     Investment advisory fees                                            76                73
     Administration fees                                                  5                 1
     Custodian fees                                                      24                11
     Trustees' fees                                                       2                 2
     Other                                                               31                29
---------------------------------------------------------------------------------------------
  Total Liabilities                                                   3,146             4,099
---------------------------------------------------------------------------------------------
  NET ASSETS:
    Paid in capital                                                 105,593           104,211
    Accumulated net investment income (loss)                           (244)              (24)
    Accumulated net realized gain (loss) on investments
     and futures                                                      1,503             1,160
    Net unrealized appreciation (depreciation) of
     investments and futures                                         14,159            13,334
---------------------------------------------------------------------------------------------
  Total Net Assets                                           $      121,011    $      118,681
---------------------------------------------------------------------------------------------
  Shares of beneficial interest outstanding
    ($0.001 par value; unlimited number of
    shares authorized):                                               9,882             9,720
  Net Asset Value, redemption and offering price per share   $        12.25    $        12.21
---------------------------------------------------------------------------------------------
  Cost of investments                                        $      105,596    $      103,683
=============================================================================================

                       See notes to financial statements.

     JPMORGAN FUNDS
     Statement of Operations

For the period ended June 30, 2003
(Amounts in thousands)

                                                           MULTI-MANAGER     MULTI-MANAGER
                                                              SMALL CAP        SMALL CAP
                                                           GROWTH FUND(a)     VALUE FUND(a)
---------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
    Interest                                                 $           --    $            1
    Dividend                                                             71               269
    Dividend income from affiliated investments*                         22                27
---------------------------------------------------------------------------------------------
  Total investment income                                                93               297
---------------------------------------------------------------------------------------------
  EXPENSES:
    Investment advisory fees                                            204               194
    Administration fees                                                  36                34
    Shareholder servicing fees                                           60                57
    Custodian fees                                                       61                63
    Registration fees                                                    12                11
    Printing and postage                                                  5                 5
    Professional fees                                                    29                28
    Transfer agent fees                                                  11                11
    Trustees' fees                                                        6                 5
    Other                                                                 3                 3
---------------------------------------------------------------------------------------------
  Total expenses                                                        427               411
=============================================================================================
    Less amounts waived                                                  68                69
    Less earnings credits                                                 2                 1
    Less expense reimbursements                                          20                20
---------------------------------------------------------------------------------------------
     Net expenses                                                       337               321
---------------------------------------------------------------------------------------------
  Net investment income                                                (244)              (24)
---------------------------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
    Net realized gain (loss) on transactions from:
     Investments                                                      1,503             1,081
     Futures                                                             --                79
    Change in net unrealized appreciation (depreciation) of:
     Investments                                                     14,159            13,323
     Futures                                                             --                11
---------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on
     investments and futures                                         15,662            14,494
    Net increase (decrease) in net assets from operations    $       15,418    $       14,470
---------------------------------------------------------------------------------------------
* Includes reimbursements of investment advisory,
    administration and shareholder servicing fees:           $            3    $            4
=============================================================================================

(a) Commenced operations on 2/28/03.

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of Changes in Net Assets For the periods indicated
(Amounts in thousands)

                                                                                     MULTI-MANAGER          MULTI-MANAGER
                                                                                 SMALL CAP GROWTH FUND   SMALL CAP VALUE FUND
                                                                                 ---------------------   --------------------
                                                                                        2/28/03*               2/28/03*
                                                                                        THROUGH                THROUGH
                                                                                        6/30/03                6/30/03
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                                              $         (244)           $          (24)
 Net realized gain (loss) on investments and futures                                         1,503                     1,160
 Change in net unrealized appreciation/depreciation of investments and futures              14,159                    13,334
-----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                                        15,418                    14,470
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued                                                               111,564                   109,122
 Cost of shares redeemed                                                                    (5,971)                   (4,983)
-----------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                       105,593                   104,139
-----------------------------------------------------------------------------------------------------------------------------
 Voluntary Contribution from Advisor                                                            --                        72
-----------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                                 121,011                   118,681
NET ASSETS:
 Beginning of period                                                                            --                        --
-----------------------------------------------------------------------------------------------------------------------------
 End of period                                                                      $      121,011            $      118,681
-----------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED NET INVESTMENT INCOME (LOSS)                                           $         (244)           $          (24)
-----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
 Issued                                                                                     10,419                    10,177
 Redeemed                                                                                     (537)                     (457)
-----------------------------------------------------------------------------------------------------------------------------
   Change in shares                                                                          9,882                     9,720
-----------------------------------------------------------------------------------------------------------------------------

* Commencement of operations

     JPMORGAN FUNDS
     Notes to Financial Statements

1. ORGANIZATION

J.P. Morgan Fleming Series Trust (the "Trust") was organized on December 24, 2002 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

The following are two separate portfolios of the Trust (collectively, the "Funds"):

          Fund
          JPMorgan Multi-Manager Small Cap Growth Fund ("MMSCGF")
          JPMorgan Multi-Manager Small Cap Value Fund ("MMSCVF")

The Funds commenced operations on February 28, 2003. The Funds are non-diversified, as defined in the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e., to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contract. Use of short futures contracts subject the Fund to unlimited risk of loss.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2003, MMSCVF had outstanding futures contracts as listed on the Fund's Portfolio of Investments.

C. RESTRICTED AND ILLIQUID SECURITIES -- Each Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.

E. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an agreement approved on January 21, 2003, J.P. Morgan Investment Management Inc. ("JPMIM") acts as the investment adviser to the Funds. JPMIM (the "Adviser") is an affiliate of JPMorgan Chase Bank ("JPMCB") and, a wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMIM") allocates portions of the Funds' assets to the subadvisers and is responsible for monitoring and coordinating the overall management of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.85% of each Fund's average daily net assets. Each subadviser is paid monthly by the Adviser at an annual rate of 0.55% of the average daily net assets of each Subadviser's portion of the respective Fund.

State Street Research and Management Company, J. & W. Seligman & Co Inc. and UBS Global Asset Management (New York) Inc. have been engaged by the Adviser to serve as the initial subadvisers to the MMSCGF. The initial allocation of the assets of MMSCGF is expected to be approximately 20%, 40% and 40%, respectively. EARNEST Partners, LLC and ICM Asset Management, Inc. have been engaged by the Adviser to serve as the initial subadvisers to the MMSCVF. The initial allocation of the assets of MMSCVF is expected to be approximately 34%, 33% and the remaining 33% will be allocated to the Adviser. Each subadviser is paid monthly by the Adviser at an annual rate of 0.55% of the average daily net assets of each subadviser's portion of the respective Fund. These fees are paid by the Adviser and are not expenses of the Funds.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEE -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

C. SHAREHOLDER SERVICING FEE -- The Trust has entered into Shareholder Servicing Agreements on behalf of the Funds with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance service to the shareholders. For these services JPMCB will receive a fee from each Fund that is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the each Fund.

JPMCB waived fees as outlined in Note 3.F. below.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEES -- Pursuant to an agreement approved on January 21, 2003, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee from each Fund. The fee is computed daily and paid monthly at an annual rate equal to 0.15% of each Funds' average daily net assets.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes and extraordinary items) do exceed 1.40% of the average daily net assets of MMSCGF and MMSCVF. The expense limitation percentage on the Funds is due to expire on April 30, 2004.

BISYS Fund Services, LP ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees payable to JPMCB as Administrator.

The Administrator waived fees as outlined in Note 3.F. below.

F. WAIVERS AND REIMBURSEMENTS -- For the period ended June 30, 2003, the Funds' vendors waived fees for each of the Funds as follows (amounts in thousands):

                   CONTRACTUAL WAIVERS
            ----------------------------------
                            SHAREHOLDER          CONTRACTUAL
   FUND     ADMINISTRATION  SERVICING    TOTAL   REIMBURSEMENTS
---------------------------------------------------------------
   MMSCGF      $   8          $   60     $  68       $  20
   MMSCVF         12              57        69          20
---------------------------------------------------------------
   Total          20             117       137          40
---------------------------------------------------------------

G. OTHER -- Certain officers of the Trust are officers of JPMorgan or of BISYS or their subsidiaries.

During the period, certain funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisor.

For the period ended June 30, 2003, MMSCGF and MMSCVF incurred $1,924 and $50, respectively, as brokerage commissions with broker/dealers affiliated with JPMCB.

4. INVESTMENT TRANSACTIONS

For the period ended June 30, 2003, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                   PURCHASES          SALES
                 (EXCLUDING U.S. (EXCLUDING U.S.
   FUND            GOVERNMENT)     GOVERNMENT)
------------------------------------------------
   MMSCGF           $ 132,643       $ 33,421
   MMSCVF             107,414         11,577
------------------------------------------------

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2003, are as follows (amounts in thousands):

                                     GROSS        GROSS      NET UNREALIZED
                                  UNREALIZED    UNREALIZED    APPRECIATION/
   FUND          AGGREGATE COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
---------------------------------------------------------------------------
   MMSCGF          $ 105,596       $ 14,812      $ (653)       $ 14,159
   MMSCVF            103,683         14,137        (814)         13,323
---------------------------------------------------------------------------

6. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. Because each subadviser makes investment decisions independently, it is possible that the stock selection process of the investment managers may not complement one another. As a result, the Fund's exposure to a given stock, industry or market capitalization could unintentionally be smaller or larger than intended.

7. SUBSEQUENT EVENTS

On or about September 1, 2003 JPMFAM and Robert Fleming, Inc. ("RFI") will merge into J.P. Morgan Investment Management Inc. ("JPMIM"). JPMIM, as the surviving entity, will assume all the rights and obligations of JPMFAM and RFI.

In addition, on or about October 31, 2003, it is expected that JPMIM will change from being a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("Parent") to being an indirectly wholly-owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings Inc.

The investment advisory services and personnel providing these services will not change as a result of the mergers.

     JPMORGAN FUNDS
     Financial Highlights

                                                                                 MULTI-MANAGER     MULTI-MANAGER
                                                                                   SMALL CAP         SMALL CAP
                                                                                  GROWTH FUND        VALUE FUND
                                                                                 --------------    --------------
                                                                                    2/28/03*          2/28/03*
                                                                                    THROUGH           THROUGH
PER SHARE OPERATING PERFORMANCE:                                                    6/30/03           6/30/03
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $        10.00    $        10.00
-----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                                         (0.02)               --^
     Net gains or losses on securities (both realized and unrealized)                      2.27              2.21
                                                                                 --------------    --------------
     Total from investment operations                                                      2.25              2.21
                                                                                 --------------    --------------
Net asset value, end of period                                                   $        12.25    $        12.21
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                                          22.50%            22.10%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)                                        $          121    $          119
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-----------------------------------------------------------------------------------------------------------------
     Net expenses                                                                          1.40%             1.40%
-----------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                         (1.01%)           (0.10%)
-----------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                                         1.77%             1.80%
-----------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers and earnings credits                    (1.38%)           (0.50%)
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                                                  50%               19%
-----------------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.
  ^ Amount is less than $0.005.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

     JPMORGAN FUNDS
     Report of Independent Auditors


To the Trustees and Shareholders of
JPMorgan Multi-Manager Small Cap Growth Fund and
JPMorgan Multi-Manager Small Cap Value Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Multi-Manager Small Cap Growth Fund and JPMorgan Multi-Manager Small Cap Value Fund (the "Funds") at June 30, 2003, and the results of their operations, the changes in their net assets and the financial highlights for the period from February 28, 2003 (commencement of operations) through June 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 21, 2003


                       See notes to financial statements.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Family of Funds


U.S. EQUITY FUNDS
Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS
Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS
Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS
Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

               Funds may be registered under separate registrants.

SEMI-ANNUAL REPORT

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with the JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039


       (C) J.P. Morgan Chase & Co., 2003 All Rights Reserved. August 2003

                                                                   SAN-MULTI-603

ITEM 2. CODE OF ETHICS.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
             (a)(1) (i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, FOLLOWING AN EVALUATION WITHIN 90 DAYS PRIOR TO THE FILING DATE OF THIS REPORT OF THE DISCLOSURE CONTROLS AND PROCEDURES AS DEFINED IN RULE 30a-2(c) UNDER THE ACT CONCLUDE AS FOLLOWS:

1. THE DISCLOSURE CONTROLS AND PROCEDURES REFLECT A CUMULATIVE PROCESS INVOLVING THE REGISTRANT'S SERVICE PROVIDERS;

2. THE CUMULATIVE PROCESS SEEKS TO ENSURE THAT THE INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIOD SPECIFIED IN THE COMMISSION'S RULES AND FORMS AND THAT THE INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THESE REPORTS IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT INCLUDING ITS PRINCIPAL EXECUTIVE AND FINANCIAL OFFICER, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND THAT

3. THIS PROCESS IS EFFECTIVE WITH REGARDS TO ITS PURPOSE.

     (b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

THERE WAS NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL FOUR MONTHS (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAS MATERIALLY AFFECTED OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

     File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)

CERTIFICATIONS PURSUANT TO SECTION 302 AND 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 J.P. Morgan Fleming Series Trust
            -------------------------------------------------------------------

By (Signature and Title)*  /s/ David Wezdenko
                         ------------------------------------------------------
                                       David Wezdenko, Treasurer

Date     August 25, 2003
    ---------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David Wezdenko
                         ------------------------------------------------------
                                       David Wezdenko, Treasurer

Date     August 25, 2003
    ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ George C.W. Gatch
                         ------------------------------------------------------
                                      George C.W. Gatch, President

Date     August 25, 2003
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.